Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Cumulative tax losses	$ 186,832	$ 117,064
Others	12,269	6,829
Total deferred tax assets	199,101	123,893
Less: Valuation allowance	(189,700)	(122,378)	$ (69,399)	$ (49,021)
Deferred tax assets	9,401	1,515
Deferred tax liabilities
Undistributed earnings from PRC entities	2,720	4,994
Others	45	69
Deferred tax liabilities	$ 2,765	$ 5,063